Note 13 - Commitments and Contingencies	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
13.	Commitments and contingencies:

The amount of credit-related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2023	2022	2022

Loan commitments	$346,747	$382,851	$315,764
Letters of credit	58,136	60,273	51,131

	$404,883	$443,124	$366,895